LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
LONG TERM DEBT
NOTE 5 - LONG TERM DEBT

As a result of the many uncertainties surrounding the economy during the COVID-19 response, two of the Company’s mortgage lenders suspended and deferred current payments for a period of three months during the first half of 2020. The loans will continue to accrue interest at the stated rate, which is included in the principal.

The Company had the following long term debt obligations as of:

	27/09/2020	29/12/2019

Note payable to bank dated October 30, 2015 due in monthly installments of $6,916 through October 30, 2030, which includes principal and interest at a fixed rate of 4.75%. This note is secured by two of the Company's Minnesota locations and the personal guaranty of a shareholder of the Company.	$683,311	$699,311

Note payable to bank dated November 16, 2015 due in monthly installments of $14,846, which includes principal and interest at fixed rate of 4.75% through November 16, 2030. This note is secured by four of the Company's North Dakota locations and the personal guaranty of a shareholder of the Company.	1,474,383	1,509,435

Note payable to bank dated October 10, 2015 due in monthly installments of $4,153 through March 11, 2030, which includes principal and interest at fixed rate of 4.75%. This note is secured by the Company's Dairy Queen location and the personal guaranty of a shareholder of the Company.	405,128	414,562

Note payable to bank dated March 11, 2016 due in monthly installments of $3,692 through March 11, 2031 which includes principal and interest at a fixed rate of 4.75%. This note is secured by one of the Company's South Dakota locations and the personal guaranty of a shareholder of the Company.	375,812	384,208

Notes payable to bank dated November 10, 2016 payable in monthly installements of $1,331 which includes principal and interest at 4%, the interest rate is subject to adjustment based on 5-year Treasury Note rate 2021 and cannot be less than 4%. This note is secured by property held for sale in Richmond Indiana and the personal guaranty of a shareholder of the Company.	143,698	151,234

Unsecured 8% notes payable to an entity controlled by shareholders of the Company dated December 26, 2017 originally due on demand after June 1, 2020. Effective May 31, 2019 a revised note was entered into due July 31, 2023 with monthly payments of $10,000. The remaining balance was paid in full in August, 2020.	-	207,264

Note payable to bank dated December 28, 2018 due in monthly installments of $1,644 through December 31, 2023 which includes principal and interest at a fixed rate of 5.50%. This note is secured by the West St. Paul location and the personal guaranty of a shareholder of the Company.	187,552	192,068

Minnesota Small business emergency loan dated April, 29, 2020 payable in monthly installments of $458.33 starting December 15, 2020 which includes principal and interest at 0%. This note is sescured by the personal guaranty of a shareholder of the Company.	27,500	-

	3,297,384	3,558,082
Less - unamortized debt issuance costs	(55,498)	(59,381)
Current maturities	(240,680)	(277,666)

Total	$3,001,206	$3,221,035

The Company had the following long term debt obligations as of:

	29/12/2019	30/12/2018

Note payable to bank dated October 30, 2015 due in monthly installments of $6,916 through October 30, 2030, which includes principal and interest at a fixed rate of 4.75%. This note is secured by two of the Company's Minnesota locations and the personal guaranty of a shareholder of the Company.	$699,311	$747,456

Note payable to bank dated November 16, 2015 due in monthly installments of $14,846, which includes principal and interest at fixed rate of 4.75% through November 16, 2030. This note is secured by four of the Company's North Dakota locations locations and the personal guaranty of a shareholder of the Company.	1,509,435	1,612,400

Note payable to bank dated October 10, 2015 due in monthly installments of $4,153 through March 11, 2030, which includes principal and interest at fixed rate of 4.75%. This note is secured by the Company's Dairy Queen location and the personal guaranty of a shareholder of the Company.	414,562	443,406

Note payable to bank dated March 11, 2016 due in monthly installments of $3,692 through March 11, 2031 which includes principal and interest at a fixed rate of 4.75%. This note is secured by one of the Company's South Dakota locations and the personal guaranty of a shareholder of the Company.	384,208	409,352

Two notes payable to bank dated December 30, 2015 due in monthly installments of $5,190 which included interest at the fixed annual rate of 5%. These notes were paid in full during 2019.	-	36,419

Notes payable to bank dated November 10, 2016 payable in monthly installments of $1,331 which includes principal and interest at 4%, the interest rate is subject to adjustment based on 5-year Treasury Note rate 2021 and cannot be less than 4%. This note is secured by property held for sale in Richmond Indiana and the personal guaranty of a shareholder of the Company.	151,234	160,949

Unsecured 8% notes payable to an entity controlled by shareholders of the Company dated December 26, 2017, originally due on demand after June 1, 2020. Effective July 1, 2019, a revised note was entered into extending the due date to June 1, 2021 requiring monthly payments of $5,000, which includes principal and interest, beginning August 1, 2019.	207,264	225,000

Note payable to bank dated December 28, 2018 due in monthly installments of $1,644 through December 31, 2023 which includes principal and interest at a fixed rate of 5.50%. This note is secured by the West St. Paul location and the personal guaranty of a shareholder of the Company.	192,068	200,000

	3,558,082	3,834,982
Less - unamortized debt issuance costs	(59,381)	(64,557)
Current maturities	(277,666)	(254,397)

Total	$3,221,035	$3,516,028

Scheduled maturities of long-term debt, excluding unamortized debt issuance costs, are as follows:

29/12/2019	$277,667
01/01/2021	406,303
02/01/2022	256,116
01/01/2023	419,908
31/12/2023	270,288
Thereafter	1,927,800

$3,558,082